Organization and Description of Business	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization and Description of Business

1 ORGANIZATION AND DESCRIPTION OF BUSINESS

Sungy Mobile Limited (formerly known as Sungy Data Ltd.) (the “Parent”), a holding company, was incorporated in January 2005. In March 2005, the Parent established a wholly-owned subsidiary, Jiubang Computer Technology (Guangzhou) Co., Ltd. (“Jiubang Computer”), in the People’s Republic of China (the “PRC”). During 2005 to 2007, the Parent and Jiubang Computer entered into a series of contractual agreements (as described in Note 2(z)) with Guangzhou Jiubang Digital Technology Co., Ltd. (“Jiubang Digital”), Guangzhou Sanju Advertising Media Co., Ltd. (“Sanju Advertising”), Guangzhou Hengye Software Technology Co., Ltd. (“Hengye Software”), Guangzhou Zhiteng Computer Technology Co., Ltd. (“Zhiteng Computer”) and each of their individual equity holders. As described in Note 2(z), the Parent is the primary beneficiary of Jiubang Digital, Sanju Advertising, Hengye Software and Zhiteng Computer (collectively, the “VIEs”). In February 2014, the Parent acquired 100% equity interest of GetJar, Inc. (“GetJar”), a privately held mobile advertising network based in California, United States.

The Parent, through its consolidated subsidiaries and VIEs (collectively, referred to as the “Company”), primarily provides mobile reading services and mobile portal marketing services, and sells mobile application products and related services in the PRC. To a lesser extent, the Company also sells its products and services outside of the PRC.

The Company completed its IPO on November 22, 2013 and its ordinary shares were traded in the form of American Depositary Share (“ADS”) on the NASDAQ Global Market. Each ADS represents six Class A ordinary shares.